COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other non-financial liabilities
Non financial liabilities	$ 8,208,914	$ 8,314,639
Payroll and social securities [member]
Other non-financial liabilities
Non financial liabilities	3,967,872	3,499,379
Sundry Creditors [member]
Other non-financial liabilities
Non financial liabilities	2,357,646	2,302,636
Revenue from contracts with customers [member]
Other non-financial liabilities
Non financial liabilities	192,499	191,378
Tax payable [member]
Other non-financial liabilities
Non financial liabilities	1,396,223	1,751,473
Social security payment orders pending settlement [member]
Other non-financial liabilities
Non financial liabilities	218,486	341,196
Other [member]
Other non-financial liabilities
Non financial liabilities	$ 76,188	$ 228,577